Investments - Contract Value (Details) - EBP 022 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments held at contract value	$ 71,427,188	$ 77,458,294
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments held at contract value	113,818,599	120,666,597
Master Trust Balances | Synthetic investment contracts
EBP, Master Trust [Line Items]
Total investments held at contract value	113,818,599	120,666,597
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments held at contract value	71,427,188	77,458,294
Plan's Interest in Master Trust Balances | Synthetic investment contracts
EBP, Master Trust [Line Items]
Total investments held at contract value	$ 71,427,188	$ 77,458,294